Geographical Breakdown of Gross Written Premium (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Geographical Breakdown of Gross Written Premium
Gross written premium by state

The Company has a single reportable segment and offers insurance coverage under the homeowners multi-peril and inland marine lines of business. Gross written premium by jurisdiction are as follows ($ in millions):

	Three Months Ended September 30,				Nine Months Ended September 30,
	2020		2019		2020		2019
Jurisdiction	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP
Texas	$15.9	22.3%	$9.3	24.5%	$36.5	23.4%	$21.3	25.8%
California	15.6	21.9%	9.3	24.5%	34.9	22.4%	20.6	24.9%
New York	8.6	12.1%	5.0	13.2%	18.8	12.1%	11.5	13.9%
Georgia	3.8	5.3%	2.0	5.3%	8.7	5.6%	4.4	5.3%
Illinois	3.4	4.8%	1.9	5.0%	7.6	4.9%	3.9	4.7%
New Jersey	3.0	4.2%	1.5	3.9%	6.1	3.9%	3.4	4.1%
Michigan	2.0	2.8%	1.1	2.8%	4.4	2.8%	2.2	2.7%
Pennsylvania	2.0	2.8%	1.0	2.6%	3.8	2.4%	2.0	2.4%
Ohio	1.8	2.5%	0.9	2.4%	4.0	2.6%	2.2	2.7%
Arizona	1.5	2.1%	0.8	2.1%	3.4	2.2%	1.7	2.1%
All other	13.6	19.2%	5.2	13.7%	27.8	17.7%	9.5	11.4%
	$71.2	100.0%	$38.0	100.0%	$156.0	100.0%	$82.7	100.0%

The Company has a single reportable segment and offers insurance coverage under a single line of business, homeowners multi-peril. Gross written premium by state is as follows ($ in millions):

	Years ended December 31,
	2018		2019
State	Amount	% of GWP	Amount	% of GWP
California	$12.5	26.7%	$29.0	25.0%
Texas	13.4	28.6%	28.6	24.7%
New York	7.3	15.6%	15.8	13.6%
Georgia	2.2	4.7%	6.2	5.4%
Illinois	2.5	5.3%	5.2	4.5%
New Jersey	1.7	3.6%	4.7	4.1%
Michigan	0.9	1.9%	3.2	2.8%
Ohio	1.3	2.8%	2.9	2.5%
Pennsylvania	1.1	2.4%	2.7	2.3%
Arizona	0.8	1.7%	2.5	2.2%
All other	3.1	6.7%	15.0	12.9%
	$46.8	100.0%	$115.8	100.0%